                         METLIFE INSURANCE COMPANY USA

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
         METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES

                    FIXED ANNUITY (STRATEGIC VALUE ANNUITY)
                 METLIFE RETIREMENT ACCOUNT LIQUIDITY BENEFIT
                            METLIFE TARGET MATURITY
                        REGISTERED FIXED ACCOUNT OPTION

            Supplement dated December 31, 2016 to the prospectuses
                    for the annuity contracts listed below

The following information supplements, and to the extent inconsistent therewith, replaces the information describing the Company in the prospectuses for the annuity contracts listed below. Please retain this supplement for future reference.

The first paragraph of the description of the Company in the prospectus is replaced with the following:

   MetLife Insurance Company USA (MetLife USA) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

Supplement to the prospectuses for the following annuity contracts:

Fixed Annuity (Strategic Value Annuity) MetLife Retirement Account Liquidity Benefit
        MetLife Target Maturity               Registered Fixed Account Option

                MetLife Investors Variable Annuity Account One
                ----------------------------------------------

Class A                        Class XC (CA)
Class A (CA)                   Cova Series A
Class AA                       COVA Series A (CA)
Class AA (CA)                  Cova Single Purchase Payment Deferred Variable Annuity
Class B                        COVA VA/PREMIER ADVISOR (CA)
Class B (CA)                   Cova Variable Annuity
Class C                        Custom Select Variable Annuity
Class C (CA)                   Destiny Select Variable Annuity
Class L                        Firstar Summit Variable Annuity
Class L (CA)                   Navigator Select Variable Annuity
Class L-4                      Navigator-Select/Custom-Select/Russell-Select (CA)
Class L-4 Year (CA)            Premier Advisor Variable Annuity
Class VA                       Prevail Variable Annuity
Class VA (CA)                  Russell Select Variable Annuity
Class XC                       Russell Select/Advantage Variable Annuity

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                   MetLife Investors USA Separate Account A
                   -----------------------------------------

Capital Strategist Annuity             Group Flexible Payment Variable Annuity
Flexible Value SF 230                    (Flexible Bonus/ Retirement Companion/Smart
Foresight SF 137                         Choice)
Group Flexible Payment Variable        Group Flexible Payment Variable Annuity (SF
  Annuity SF 234 (Texas)                 101)
Investors Choice Annuity               Series L - 4 Year (offered on and after
Imprint Annuity/Strive Annuity           April 29, 2013)
Marquis Portfolios (offered between    Series O (offered between April 30, 2012 and
  November 7, 2005 and April 30, 2012)   July 19, 2015)
Marquis Portfolios (offered on and     Series O (offered on and after July 20, 2015)
  after April 30, 2012)                Series S (offered between April 30, 2007 and
MetLife Growth and Income                October 7, 2011) and Series S-L Share
MetLife Investment Portfolio             Option (offered between April 30, 2007 and
  Architect/SM/ - Standard Version       October 7, 2011)
  and MetLife Investment Portfolio     Series S (offered between October 7, 2011 and
  Architect - C Share Option             May 1, 2016) and Series S - L Share Option
MetLife Simple Solutions/SM/             (offered between October 7, 2011 and May 1,
Pioneer PRISM                            2016)
Pioneer PRISM L                        Series S (offered on and after May 2, 2016)
Pioneer PRISM XC                         and Series S - L Share Option (offered on
PrimElite III/SM/                        and after May 2, 2016)
PrimElite IV/SM/                       Series VA - 4 (offered between May 1, 2011
Protected Equity Portfolio               and October 7, 2011)
Secure Annuity CLICO 224/ SF 1700      Series VA - 4 (offered between October 7,
Series C (offered between                2011 and May 1, 2016)
  September 4, 2001 and October 7,     Series VA - 4 (offered on and after May 2,
  2011)                                  2016)
Series C (offered on and after         Series VA (offered between March 22, 2001 and
  October 7, 2011)                       October 7, 2011)
Series L                               Series VA (offered between October 7, 2011
Series L - 4 Year (offered between       and May 1, 2016)
  November 22, 2004 and October 7,     Series VA (offered on and after May 2, 2016)
  2011)                                Series XC
Series L - 4 Year (offered between     Series XTRA
  October 7, 2011 and April 28, 2013)  Series XTRA 6
                                       Sunshine SF 236 FL
                                       Ultimate Annuity FSL 224
                                       Vintage L
                                       Vintage XC

         MetLife of CT Separate Account Eleven for Variable Annuities
         ------------------------------------------------------------

Fund 11                                Premier Advisers AssetManager Annuity
Fund 14                                Premier Advisers (Class I) Annuity
Fund 15                                Premier Advisers II Annuity
Gold Track                             Premier Advisers III (Series II) Annuity
Gold Track Select                      Premier Advisers III Annuity
Gold Track Select NY Plans             Premier Advisers L (Series II) Annuity
Index Annuity                          Premier Advisers L Annuity
Marquis Portfolios/SM/                 PrimElite/SM/ Annuity
MetLife Access Annuity                 PrimElite II/SM/ Annuity
MetLife Access Select Annuity          Protected Equity Portfolio
MetLife Accumulation Annuity           Scudder Advocate Advisor - ST1 Annuity
MetLife Retirement Account             Scudder Advocate Advisor Annuity
Pioneer Annuistar/SM/ Flex Annuity     Scudder Advocate Rewards Annuity
Pioneer Annuistar/SM/ Plus Annuity     Universal Annuity
Pioneer Annuistar/SM/ Value Annuity    Universal Annuity Advantage
Pioneer Annuistar/SM/ Annuity          Universal Select Annuity
Portfolio Architect 3 Annuity          Vintage 3/SM/ Annuity
Portfolio Architect Access Annuity     Vintage Access/SM/ Annuity
Portfolio Architect Annuity            Vintage/SM/ Annuity
Portfolio Architect II Annuity         Vintage II (Series II)/SM/ Variable Annuity
Portfolio Architect L Variable Annuity Vintage II/SM/Annuity
Portfolio Architect Plus Annuity       Vintage L/SM/ Variable Annuity
Portfolio Architect Select Annuity     Vintage XTRA (Series II)/SM/Annuity
Portfolio Architect XTRA Annuity       Vintage XTRA/SM/ Annuity
Premier Advisers - (Class II) Annuity

           MetLife of CT Separate Account QPN for Variable Annuities
           ---------------------------------------------------------
                        MetLife Retirement Perspectives
                      Unallocated Group Variable Annuity

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                                 SUPP-USAVA1216